STATEMENTS OF STOCKHOLDERS’ EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member] Cerro Mining [Member]	Common Stock [Member] Maxxon-OK, Founders [Member]	Common Stock [Member] Maxxon-OK, Third-Party [Member]	Common Stock [Member] Ives, Health Company [Member]	Common Stock [Member] Ives, Health Club [Member]	Common Stock [Member] Ives, Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cerro Mining [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Third-Party [Member]	Additional Paid-in Capital [Member] Ives, Health Company [Member]	Additional Paid-in Capital [Member] Ives, Health Club [Member]	Additional Paid-in Capital [Member] Ives, Debt [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Receivables from Stockholder [Member]	Cerro Mining [Member]	Maxxon-OK, Founders [Member]	Maxxon-OK, Third-Party [Member]	Ives, Health Company [Member]	Ives, Health Club [Member]	Ives, Debt [Member]	Total
Balance, amount at Aug. 15, 1996
Business Acquisition, amount		$ 531	$ 7,000	$ 578	$ 311	$ 35			$ (231)	$ 573,899	$ 310,951	$ 34,965					$ 300	$ 7,000	$ 574,477	$ 311,261	$ 35,000
Business Acquisition, Shares (in Shares)		531,000	7,000,000	578,000	311,240	35,000
Convertible Debt							19	65					26,981	128,935								27,000	129,000
Convertible Debt, Shares (in Shares)							18,513	64,500
Subscriptions								53						69,747									(69,800)
Subscriptions, Shares (in Shares)								52,757
Issued for Services								90						173,337									173,427
Issued for Services, Shares (in Shares)								90,499
Debentures								103						74,897									75,000
Debentures, Shares (in Shares)								102,673
Net Income															(795,376)								(795,376)
Issued for Cash								219						353,501									353,720
Issued for Cash, shares (in Shares)								218,569
Balance, amount at Dec. 31, 1997								9,003						1,746,982	(795,376)	(69,800)							890,808
Balance, shares (in Shares) at Dec. 31, 1997								9,002,751
Convertible Debt								45						54,955									55,000
Convertible Debt, Shares (in Shares)								44,827
Subscriptions								(92)						(40,173)		69,800							(40,265)
Subscriptions, Shares (in Shares)								(91,572)
Issued for Services								988						573,560									574,549
Issued for Services, Shares (in Shares)								988,007
Compensation Cost														918,187									918,187
Debentures								549						274,451									275,000
Debentures, Shares (in Shares)								548,574
Net Income															(2,584,383)								(2,584,383)
Issued for Cash								50						90,950									91,000
Issued for Cash, shares (in Shares)								50,000
Exercises of Options								546						359,354									359,900
Exercises of Options, Shares (in Shares)								545,867
Balance, amount at Dec. 31, 1998								11,463						4,110,497	(3,379,759)	0							742,201
Balance, shares (in Shares) at Dec. 31, 1998								11,462,587
Issued for Services								164						166,579									166,743
Issued for Services, Shares (in Shares)								164,069
Compensation Cost														89,728									89,728
Net Income														(1,014,555)									(4,014,555)
Issued for Cash								390						342,034									342,424
Issued for Cash, shares (in Shares)								390,693
Issuance Cost														(16,743)									(16,743)
Exercises of Options								300						149,700									150,000
Exercises of Options, Shares (in Shares)								300,000
Balance, amount at Dec. 31, 1999								12,317						5,121,795	(4,394,314)	0							739,798
Balance, shares (in Shares) at Dec. 31, 1999								12,317,349
Issued for Services														405,000									405,000
Net Income															(1,347,859)								(1,347,859)
Issued for Cash								863						249,525									250,388
Issued for Cash, shares (in Shares)								862,776
Balance, amount at Dec. 31, 2000								13,180						5,776,320	(5,742,173)	0							47,327
Balance, shares (in Shares) at Dec. 31, 2000								13,180,125
Convertible Debt								50						7,450									7,500
Convertible Debt, Shares (in Shares)								50,000
Issued for Services								450						422,000									422,450
Issued for Services, Shares (in Shares)								450,000
Amortization of Compensation Cost														(1,048,754)									(1,048,754)
Net Income														(2,199,085)									(2,199,085)
Issued for Cash								6,558						1,598,142		(547,500)							1,604,700
Issued for Cash, shares (in Shares)								6,558,333
Issuance Cost														(85,575)									(85,575)
Balance, amount at Dec. 31, 2001								24,088						8,700,933	(7,941,258)	(547,500)							236,263
Balance, shares (in Shares) at Dec. 31, 2001								24,088,458
Convertible Debt																102,803							102,803
Compensation Cost								1,200						323,300									324,500
Compensation Cost, Shares (in Shares)								1,200,000
Net Income															(1,933,676)								(1,933,676)
Issued for Cash								3,625						358,875									362,500
Issued for Cash, shares (in Shares)								3,625,000
Issuance Cost														759,795									759,795
Exercises of Options								2,007						(2,007)
Exercises of Options, Shares (in Shares)								2,006,822
Balance, amount at Dec. 31, 2002								30,920						10,140,896	(9,874,934)	(444,697)							(147,815)
Balance, shares (in Shares) at Dec. 31, 2002								30,920,280
Convertible Debt															69,201								69,201
Amortization of Compensation Cost														288,959									288,959
Compensation Cost								7,000						133,000									140,000
Compensation Cost, Shares (in Shares)								7,000,000
Net Income															(1,391,518)								(1,391,519)
Issuance Cost								4,000						76,000									80,000
Issuance Cost, Shares (in Shares)								4,000,000
Exercises of Options								1,140						139,560									140,700
Exercises of Options, Shares (in Shares)								1,140,000
Balance, amount at Dec. 31, 2003								43,060						10,778,415	(11,266,452)	(375,496)							(820,473)
Balance, shares (in Shares) at Dec. 31, 2003								43,060,280
Convertible Debt																18,750							18,750
Issued for Services								32,850						881,150									914,000
Issued for Services, Shares (in Shares)								32,850,000
Net Income															(1,552,008)								(1,552,008)
Issued for Cash								100						4,900									5,000
Issued for Cash, shares (in Shares)								100,000
Exercises of Options								5,866						248,234									254,100
Exercises of Options, Shares (in Shares)								5,866,000
Exercise of Warrants								1,462						71,638		(1,000)							72,100
Exercise of Warrants, Shares (in Shares)								1,462,000
Balance, amount at Dec. 31, 2004								83,338						11,984,337	(12,818,460)	(357,746)							(1,108,531)
Balance, shares (in Shares) at Dec. 31, 2004								83,338,280
Business Acquisition, amount								5,833						132,000									137,833
Business Acquisition, Shares (in Shares)								5,833,331
Subscriptions								5,200						28,800		(34,000)
Subscriptions, Shares (in Shares)								5,200,000
Issued for Services								21,250						455,250									476,500
Issued for Services, Shares (in Shares)								21,250,000
Compensation Cost														130,900									130,900
Reclassification of receivables against amounts owed																357,746							357,746
Net Income															(1,310,783)								(1,310,783)
Issued for Cash								13,039						277,661									290,700
Issued for Cash, shares (in Shares)								13,039,187
Exercises of Options								1,800						43,200									45,000
Exercises of Options, Shares (in Shares)								1,800,000
Balance, amount at Dec. 31, 2005								130,460						13,551,881	(14,129,243)	(34,000)							(480,902)
Balance, shares (in Shares) at Dec. 31, 2005								130,460,798
Subscriptions																34,000							34,000
Issued for Services	1,000							5,500						102,000									107,500
Issued for Services, Shares (in Shares)	1,000,000							5,500,000
Capital contributed by shareholder														3,000									3,000
Compensation Cost														50,000
Debentures														(625,066)									(625,066)
Treasury Stock								(500)						(12,000)									(12,500)
Treasury Stock, shares (in Shares)								(500,000)
Net Income															(598,302)								(598,302)
Exercises of Options								1,000						72,000									1,000
Exercises of Options, Shares (in Shares)								1,000,000
Exercise of Warrants								6,000
Exercise of Warrants, Shares (in Shares)								6,000,000
Balance, amount at Dec. 31, 2006	1,000							145,460						13,160,815	(14,727,545)								(1,427,270)
Balance, shares (in Shares) at Dec. 31, 2006	1,000,000							145,460,798
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)								(138,188)						138,188
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in Shares)								(138,187,826)
Business Acquisition, amount								8,274						3,301,241									3,309,515
Business Acquisition, Shares (in Shares)								8,273,788
Issued for Services								1,225						388,775									390,000
Issued for Services, Shares (in Shares)								1,225,000
Issuance of restricted stock								40						9,960									10,000
Issuance of restricted stock (in Shares)								40,000
Compensation Cost														223,246									223,246
Net Income															(4,475,017)								(4,475,017)
Issued for Cash								845						299,155									300,000
Issued for Cash, shares (in Shares)								845,000
Exercises of Options								125						9,875									10,000
Exercises of Options, Shares (in Shares)								125,000
Exercise of Warrants								346						6,568									6,914
Exercise of Warrants, Shares (in Shares)								345,662
Balance, amount at Dec. 31, 2007	1,000							18,127						17,537,824	(19,202,563)								(1,645,612)
Balance, shares (in Shares) at Dec. 31, 2007	1,000,000							18,127,422
Business Acquisition, amount								44						12,164									12,208
Business Acquisition, Shares (in Shares)								43,600
Convertible Debt								271						132,759									133,030
Convertible Debt, Shares (in Shares)								271,491
Issued for Services								1,419						258,501									259,920
Issued for Services, Shares (in Shares)								1,419,704
Compensation Cost														342,801									342,801
Net Income															(1,335,154)								(1,335,154)
Issued for Cash								4,722						300,101									304,823
Issued for Cash, shares (in Shares)								4,720,978
Exercises of Options								2,300						395,317									397,617
Exercises of Options, Shares (in Shares)								2,300,000
Balance, amount at Dec. 31, 2008	1,000							26,883						18,769,691	(20,537,771)								(1,740,143)
Balance, shares (in Shares) at Dec. 31, 2008	1,000,000							26,883,195
Business Acquisition, amount								44						12,164									12,208
Business Acquisition, Shares (in Shares)								43,600
Convertible Debt								271						132,759									133,030
Convertible Debt, Shares (in Shares)								271,491
Issued for Services	1,500							2,049						268,500									268,500
Issued for Services, Shares (in Shares)	1,500,000							2,049,704
Compensation Cost														342,801									342,801
Net Income															(2,463,751)								(2,463,751)
Issued for Cash								7,954						1,495,751									1,503,705
Issued for Cash, shares (in Shares)								7,954,424
Exercises of Options								6,751						2,367,789									2,374,540
Exercises of Options, Shares (in Shares)								6,751,250
Balance, amount at Dec. 31, 2009	1,500							35,198						22,515,983	(23,001,468)								(448,786)
Balance, shares (in Shares) at Dec. 31, 2009	1,500,000							35,197,891
Convertible Debt								799						530,039									530,838
Convertible Debt, Shares (in Shares)								799,441															399,441
Issued for Services								2,194						558,578									560,772
Issued for Services, Shares (in Shares)								2,194,891															2,194,890
Treasury Stock																(969)							(969)
Net Income															(2,615,044)								(2,615,046)
Issued for Cash								4,810						1,525,181									1,529,991
Issued for Cash, shares (in Shares)								4,810,287
Exercises of Options								150						37,350									37,500
Exercises of Options, Shares (in Shares)								150,000															150,000
Exercise of Warrants								117						58,583									58,700
Exercise of Warrants, Shares (in Shares)								117,400
Balance, amount at Dec. 31, 2010	1,500							42,870						25,226,031	(25,616,512)	(969)							(347,080)
Balance, shares (in Shares) at Dec. 31, 2010	1,500,000							42,869,909
Convertible Debt								3,191						892,031									895,222
Convertible Debt, Shares (in Shares)								3,191,367															3,021,738
From convertible debt beneficial conversion feature														94,624									94,624
Issued for Services								1,514						479,586									481,100
Issued for Services, Shares (in Shares)								1,513,943															1,513,943
Treasury Stock								(169)								969							800
Treasury Stock, shares (in Shares)								(169,628)
Net Income															(4,218,279)								(4,218,278)
Issued for Cash								656						201,915									202,571
Issued for Cash, shares (in Shares)								656,015
Exercises of Options								6,668						1,672,752									1,679,420
Exercises of Options, Shares (in Shares)								6,668,000															6,668,000
Preferred stock forfeited	(500)													500
Preferred stock forfeited (in Shares)	(500,000)
Balance, amount at Dec. 31, 2011	1,000							54,730						29,463,498	(29,834,791)								(315,563)
Balance, shares (in Shares) at Dec. 31, 2011	1,000,000							54,729,606
Convertible Debt, Shares (in Shares)																							7,415,913
Issued for Services, Shares (in Shares)																							1,808,390
Compensation Cost																							0
Net Income																							(4,204,031)
Exercises of Options, Shares (in Shares)								475,000
Balance, amount at Sep. 30, 2012																							$ (1,078,877)